QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1. SCHEDULE OF INVESTMENTS

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 - unaudited

	Shares	Fair Value

MONEY MARKET FUND - 2.98%
Federated Treasury Obligations Fund, 0.39%(A)	714,928	$714,928

U. S. GOVERNMENT SECURITIES - 97.22%
MATURES IN 0-5 YEARS:
U.S. Treasury Bill, Matures March 2, 2017	160,000	159,954
U.S. Treasury Bill, Matures March 2, 2017	340,000	339,893
U.S. Treasury Bill, Matures March 2, 2017	487,000	486,845
U.S. Treasury Bill, Matures March 2, 2017	1,043,000	1,042,628
U.S. Treasury Bill, Matures March 2, 2017	1,371,000	1,370,553
U.S. Treasury Bill, Matures March 2, 2017	261,000	260,910
U.S. Treasury Bill, Matures March 2, 2017	723,000	722,745
U.S. Treasury Bill, Matures March 2, 2017	8,810,000	8,806,854
U.S. Treasury Bill, Matures March 2, 2017	868,000	867,692
U.S. Treasury Bill, Matures March 2, 2017	9,104,000	9,100,736
U.S. Treasury Bill, Matures March 2, 2017	129,000	128,952

TOTAL U.S. GOVERNMENT SECURITIES		23,287,762

OPTIONS
	Contracts

PURCHASED OPTIONS - .0003%

CALL OPTIONS - 0.0002%
SPDR S&P 500 ETF Trust
Expiration: January 2017, Exercise Price $302.60	3,130	32
Expiration: January 2017, Exercise Price $302.60	36	-

TOTAL CALL OPTIONS - 0.0002%		32

PUT OPTIONS - 0.0001%
SPDR S&P 500 ETF Trust
Expiration: January 2017, Exercise Price $136.90	3,130	31
Expiration: January 2017, Exercise Price $136.90	36	-

TOTAL PUT OPTIONS - 0.0001%		31

TOTAL PURCHASED OPTIONS - 0.0003%		63

TOTAL INVESTMENTS - 100.20%		24,002,753
Liabilities in excess of other assets - (0.20%)		(48,514)

NET ASSETS - 100.00%		$23,954,239

OPTIONS WRITTEN - (0.0017%)
	Contracts	Fair Value

CALL OPTION - (0.0016)%
SPDR S&P 500 ETF Trust
Expiration: January 2017, Exercise Price $232.50	36	$(4)
Expiration: January 2017, Exercise Price $232.50	3,130	(379)

TOTAL CALL OPTIONS WRITTEN - (0.0016%)		(383)

PUT OPTION - (0.0001)%
SPDR S&P 500 ETF Trust
Expiration: January 2017, Exercise Price $207.00	3,130	(25)
Expiration: January 2017, Exercise Price $207.00	36	-

TOTAL PUT OPTIONS WRITTEN - (0.0001)%		$(25)

TOTAL OPTIONS WRITTEN - (0.0017)%		$(408)

(A) Effective 7 day yield as of January 31, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

U. S. GOVERNMENT SECURITIES	$23,287,762	$ -	$ -	$23,287,762

TOTAL PURCHASED OPTIONS	63	-	-	63

TOTAL OPTIONS WRITTEN	(408)	-	-	(408)

MONEY MARKET FUND	714,928	-	-	714,928

	$24,002,345	$ -	$ -	$24,002,345

At January 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $23,899,170 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$115,776
Gross unrealized depreciation	(12,601)

Net unrealized appreciation	$103,175

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 - unaudited

	Shares	Fair Value

MONEY MARKET FUND - 4.02%
Federated Treasury Obligations Fund, 0.39%(A)(B)	45,298	$45,298

	Contracts

PURCHASED OPTIONS - 99.04%

CALL OPTIONS - 96.47%
SPDR S&P 500 ETF Trust
Expiration: February 2017, Exercise Price $0.010	4	90,924
Expiration: March 2017, Exercise Price $0.010	4	90,880
Expiration: April 2017, Exercise Price $0.010	4	90,740
Expiration: May 2017, Exercise Price $0.010	4	90,588
Expiration: June 2017, Exercise Price $0.010	4	90,440
Expiration: July 2017, Exercise Price $0.010	4	90,324
Expiration: August 2017, Exercise Price $0.010	4	90,228
Expiration: September 2017, Exercise Price $0.010	4	90,068
Expiration: October 2017, Exercise Price $0.010	4	89,936
Expiration: November 2017, Exercise Price $0.010	4	91,008
Expiration: December 2017, Exercise Price $0.010	4	90,708
Expiration: January 2018, Exercise Price $0.010	4	90,824

TOTAL CALL OPTIONS - 96.47%		1,086,668

PUT OPTIONS - 2.57%
SPDR S&P 500 ETF Trust
Expiration: February 2017, Exercise Price $192.88	4	2
Expiration: March 2017, Exercise Price $203.34	4	208
Expiration: April 2017, Exercise Price $210.10	4	796
Expiration: May 2017, Exercise Price $204.91	4	760
Expiration: June 2017, Exercise Price $207.75	4	1,300
Expiration: July 2017; Exercise Price $217.09	4	2,308
Expiration: August 2017, Exercise Price $218.37	4	3,064
Expiration: September 2017, Exercise Price $215.83	4	3,108
Expiration: October 2017, Exercise Price $214.40	4	3,200
Expiration: November 2017, Exercise Price $217.92	4	3,620
Expiration: December 2017, Exercise Price $226.00	4	5,108
Expiration: January 2018, Exercise Price $226.75	4	5,452

TOTAL PUT OPTIONS - 2.57%		28,926

TOTAL PURCHASED OPTIONS - 99.04%		1,115,594

TOTAL INVESTMENTS - 103.06%		1,160,892
Liabilities in excess of other assets - (3.06%)		(34,473)

NET ASSETS - 100.00%		$1,126,419

(A) Effective 7 day yield as of January 31, 2017.
(B) All or a portion of this security is held as collateral for written options.

OPTIONS WRITTEN - (2.77%)
	Contracts	Fair Value

CALL OPTION - (1.60%)
SPDR S&P 500 ETF Trust
Expiration: February 2017, Exercise Price $220.60	4	$(3,072)
Expiration: March 2017, Exercise Price $227.19	4	(1,740)
Expiration: April 2017, Exercise Price $234.48	4	(764)
Expiration: May 2017, Exercise Price $232.27	4	(1,488)
Expiration: June 2017, Exercise Price $239.13	4	(692)
Expiration: July 2017, Exercise Price $241.45	4	(476)
Expiration: August 2017, Exercise Price $233.68	4	(2,584)
Expiration: September 2017, Exercise Price $240.80	4	(1,564)
Expiration: October 2017, Exercise Price $239.20	4	(1,968)
Expiration: November 2017, Exercise Price $243.00	4	(1,544)
Expiration: December 2017, Exercise Price $254.75	4	(576)
Expiration: January 2018, Exercise Price $246.00	4	(1,536)

TOTAL CALL OPTIONS WRITTEN - (1.60%)		(18,004)

PUT OPTION - (1.17%)
SPDR S&P 500 ETF Trust
Expiration: February 2017, Exercise Price $173.59	4	-
Expiration: March 2017, Exercise Price $183.01	4	(28)
Expiration: April 2017, Exercise Price $189.09	4	(196)
Expiration: May 2017, Exercise Price $184.42	4	(232)
Expiration: June 2017, Exercise Price $186.98	4	(480)
Expiration: July 2017, Exercise Price $195.38	4	(920)
Expiration: August 2017, Exercise Price $196.53	4	(1,260)
Expiration: September 2017, Exercise Price $194.25	4	(1,408)
Expiration: October 2017, Exercise Price $192.96	4	(1,536)
Expiration: November 2017, Exercise Price $196.13	4	(1,732)
Expiration: December 2017, Exercise Price $203.40	4	(2,560)
Expiration: January 2018, Exercise Price $204.07	4	(2,784)

TOTAL PUT OPTIONS WRITTEN - (1.17%)		(13,136)

TOTAL OPTIONS WRITTEN - (2.77%)		$(31,140)

In accordance with U.S. GAAP, “fair Value” is defined as the price that fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

TOTAL PURCHASED OPTIONS	$1,115,594	$ -	$ -	$1,115,594

TOTAL OPTIONS WRITTEN	(31,140)	-	-	(31,140)

MONEY MARKET FUND	45,298	-	-	45,298

	$1,129,752	$ -	$ -	$1,129,752

At January 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $1,105,851 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$38,913
Gross unrealized depreciation	(15,012)

Net unrealized appreciation	$23,901

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 - unaudited

	Shares	Fair Value

MONEY MARKET FUND - 1.54%
Federated Treasury Obligations Fund, 0.39%(A)(B)	4,376	$4,376

	Contracts

PURCHASED OPTIONS - 104.06%

CALL OPTIONS - 104.06%
SPDR S&P 500 ETF Trust
Expiration: February 2017, Exercise Price $0.010	1	22,731
Expiration: February 2017, Exercise Price $192.88	1	3,446
Expiration: March 2017, Exercise Price $0.010	1	22,720
Expiration: March 2017, Exercise Price $203.34	1	2,451
Expiration : April 2017, Exercise Price $0.010	1	22,685
Expiration: April 2017, Exercise Price $210.10	1	1,899
Expiration: May 2017, Exercise Price $0.010	1	22,647
Expiration: May 2017, Exercise Price $204.91	1	2,379
Expiration: June 2017, Exercise Price $0.010	1	22,610
Expiration June 2017, Exercise Price $207.75	1	2,208
Expiration: July 2017, Exercise Price $0.010	1	22,581
Expiration: July 2017, Exercise Price $217.09	1	1,514
Expiration: August 2017, Exercise Price $0.010	1	22,557
Expiration: August 2017, Exercise Price $218.37	1	1,561
Expiration: September 2017, Exercise Price $0.010	1	22,517
Expiration: September 2017, Exercise Price $215.83	1	1,808
Expiration: October 2017, Exercise Price $0.010	1	22,484
Expiration: October 2017, Exercise Price $214.40	1	1,960
Expiration: November 2017, Exercise Price $0.010	1	22,752
Expiration: November 2017, Exercise Price $217.92	1	1,737
Expiration: December 2017, Exercise Price $0.010	1	22,677
Expiration: December 2017, Exercise Price $226.00	1	1,268
Expiration: January 2018, Exercise Price $0.010	1	22,706
Expiration: January 2018, Exercise Price $226.75	1	1,270

TOTAL CALL OPTIONS - 104.06%		295,168

TOTAL PURCHASED OPTIONS - 104.06%		295,168

TOTAL INVESTMENTS - 105.60%		299,544
Liabilities in excess of other assets - (5.60%)		(15,894)

NET ASSETS - 100.00%		$283,650

(A) Effective 7 day yield as of January 31, 2017.
(B) All or a portion of this security is held as collateral for written options.

OPTIONS WRITTEN - (2.37%)

	Contracts	Fair Value

CALL OPTION - (0.63%)
SPDR S&P 500 ETF Trust
Expiration: February 2017, Exercise Price $212.92	2	$(2,934)
Expiration: March 2017, Exercise Price $221.60	2	(1,666)
Expiration: April 2017, Exercise Price $228.74	2	(982)
Expiration: May 2017, Exercise Price $224.21	2	(1,680)
Expiration: June 2017, Exercise Price $229.18	2	(1,284)
Expiration: July 2017, Exercise Price $235.91	2	(678)
Expiration: August 2017, Exercise Price $237.15	2	(974)
Expiration: September 2017, Exercise Price $234.54	2	(1,328)
Expiration: October 2017, Exercise Price $238.42	2	(1,052)
Expiration: November 2017, Exercise Price $233.62	2	(1,528)
Expiration: December 2017, Exercise Price $246.25	2	(668)
Expiration: January 2018, Exercise Price $246.80	2	(720)
TOTAL CALL OPTIONS WRITTEN - (0.63%)		(15,494)

TOTAL OPTIONS WRITTEN - (2.37%)		$(15,494)

In accordance with U.S. GAAP, “fair Value” is defined as the price that fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

TOTAL PURCHASED OPTIONS	$295,168	$ -	$ -	$295,168

TOTAL OPTIONS WRITTEN	(15,494)	-	-	(15,494)

MONEY MARKET FUND	4,376	-	-	4,376

	$284,050	$ -	$ -	$284,050

At January 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $280,106 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,329
Gross unrealized depreciation	(385)

Net unrealized appreciation	$3,944

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	March 29, 2017

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	March 29, 2017